Expense Example, No Redemption {- Fidelity Advisor Mid Cap II Fund} - 12.31 Fidelity Advisor Mid Cap II Fund AMCIZ PRO-11 - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 671
3 Years	875
5 Years	1,096
10 Years	1,729
Class M
Expense Example, No Redemption:
1 Year	473
3 Years	733
5 Years	1,012
10 Years	1,808
Class C
Expense Example, No Redemption:
1 Year	186
3 Years	576
5 Years	990
10 Years	1,930
Class I
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	906
Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762